Definition of Terms in Fund Name	Jul. 17, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objectives. The Trust seeks to provide an attractive stream of income, reduce volatility, and modify risk.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Diversified Stock Income Plan (“DSIP”) List was created to capitalize on a rising dividend strategy and is the group of stocks from which securities are selected for inclusion in the DSIP Portfolio. The DSIP List is compiled by Wells Fargo Investment Institute (“WFII”) based on their analysis of stocks with attractive current yields and their assessment of the likelihood that the companies will consistently increase their annual dividends as of the date the portfolio is selected. To create the DSIP Portfolio the full list is evaluated to construct a portfolio of approximately 25 names which offer the best opportunity, in the opinion of the WFII analysts, to generate attractive total return over an approximately 15-month time period. The WFII analysts determine the likelihood of each company to annually raise dividends, along with:

•	Solid financial condition;
•	Secure dividend with an attractive current yield; and
•	Positive prospects for greater dividends over time.

The DSIP List's criteria for inclusion focus on WFII’s belief that a company offers the potential to consistently increase its dividend at an attractive rate over a long-term investment horizon. WFII’s objective is to provide a list of high-quality, industry-leading, dividend-growth companies. The qualitative factors used in creating the DSIP List that, in WFII’s view can support consistent dividend growth, include:

•	Financial condition - companies that are fundamentally sound and, if applicable, have investment-grade debt.
•	Growth profile - companies that consistently grow earnings and free cash flow are preferred.
•	Payout ratio - companies with business-appropriate payouts of earnings and free cash flow are preferred.
•	Business model - high quality, industry-leading companies that operate mature, defensive businesses and provide products or services that customers tend to patronize across economic cycles are preferred.

There can be no guarantee, however, that the companies on the DSIP List, including those selected for the Trust, will declare dividends in the future or that if declared, they will remain at current levels or increase over time.

Wells Fargo Investment Institute, Inc. is a registered investment adviser and wholly owned subsidiary of Wells Fargo Bank, N.A., a bank affiliate of Wells Fargo & Company.

While not a part of the Trust’s portfolio selection process, the Trust also invests in REITs, foreign securities and companies with various market capitalizations.

As with any similar investment, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.